SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

PFIZER SAVINGS PLAN FOR EMPLOYEES RESIDENT IN PUERTO RICO
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost**	Current Value

*	Pfizer Inc.	Common stock				$37,889

*	NTGI - Collective Government Short-Term
	Investment Fund	Collective trust fund				1,108
*	Fidelity Large Cap Growth Fund	Collective trust fund				31,957
	Boston Partners Large Cap Value Fund	Collective trust fund				11,781
	T. Rowe Price Stable Value Common Trust Fund	Collective trust fund				62,490
*	SSGA S&P 500 Index Fund	Collective trust fund				75,856
*	SSGA International Equity Index Fund	Collective trust fund				4,263
*	SSGA Small-Mid Cap Equity Index Fund	Collective trust fund				28,554
	Wellington International Equity Fund	Collective trust fund				8,597
	Acadian International Equity Fund	Collective trust fund				8,649
*	SSGA Bond Index Fund	Collective trust fund				1,183
	Columbia Trust U.S. Smaller Companies Fund	Collective trust fund				1,663
	Jennison Small/Mid Cap Equity Fund	Collective trust fund				1,662
	Nuveen Quant Small-Mid Cap Equity Fund	Collective trust fund				1,668
	Vanguard Institutional Target Retirement Income Fund	Collective trust fund				6,827
	Vanguard Institutional Target Retirement 2020 Fund	Collective trust fund				9,440
	Vanguard Institutional Target Retirement 2025 Fund	Collective trust fund				15,441
	Vanguard Institutional Target Retirement 2030 Fund	Collective trust fund				23,597
	Vanguard Institutional Target Retirement 2035 Fund	Collective trust fund				16,881
	Vanguard Institutional Target Retirement 2040 Fund	Collective trust fund				13,166
	Vanguard Institutional Target Retirement 2045 Fund	Collective trust fund				7,745
	Vanguard Institutional Target Retirement 2050 Fund	Collective trust fund				2,141
	Vanguard Institutional Target Retirement 2055 Fund	Collective trust fund				1,631
	Vanguard Institutional Target Retirement 2060 Fund	Collective trust fund				540
	Vanguard Institutional Target Retirement 2065 Fund	Collective trust fund				455
	Vanguard Institutional Target Retirement 2070 Fund	Collective trust fund				68
	Total common/collective trust funds					337,363

	SEI Diversified Bond Fund - Core	Mutual fund				11,912
	SEI Diversified Bond Fund - High Yield	Mutual fund				332
	SEI Diversified Bond Fund - Emerging Markets	Mutual fund				664
	SEI Diversified Bond Fund - Opportunities Income	Mutual fund				332
	Total mutual funds					13,239

PFIZER SAVINGS PLAN FOR EMPLOYEES RESIDENT IN PUERTO RICO
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
(continued)
Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost**	Current Value
Separate Account –

Abbott Laboratories	Common stock				246
Alphabet Inc.	Common stock				2,569
Amazon.com Inc.	Common stock				2,354
Apple Inc.	Common stock				1,259
Applied Materials Inc.	Common stock				194
Applovin Corp. - Class A	Common stock				330
Argenx SE	Common stock				84
Astera Labs Inc.	Common stock				103
Broadcom Inc.	Common stock				1,765
Broadridge Financial Solutions Inc.	Common stock				166
Cadence Design Sys Inc.	Common stock				243
Cava Group Inc.	Common stock				124
CBOE Global Markets Inc.	Common stock				294
Celsius Holdings Inc.	Common stock				249
Chipotle Mexican Grill Inc.	Common stock				307
Copart Inc.	Common stock				131
Costco Wholesale Corp.	Common stock				544
Dexcom Inc.	Common stock				115
Eli Lilly and Company	Common stock				1,041
Ferrari NV	Common stock				231
Garmin Ltd.	Common stock				82
Home Depot Inc.	Common stock				465
Intuit Inc.	Common stock				250
Intuitive Surgical Inc.	Common stock				528
Manhattan Associates Inc.	Common stock				149
McKesson Corp.	Common stock				403
Meta Platforms Inc. - Class A	Common stock				1,678
Mettler-Toledo International Inc.	Common stock				272
Microsoft Corp.	Common stock				2,722
Monster Beverage Corp.	Common stock				604
Motorola Solutions Inc.	Common stock				92
Netflix Inc.	Common stock				913
Nvidia Corp.	Common stock				3,091
On Holding AG Class A	Common stock				143
Otis Worldwide Corp.	Common stock				144
Procore Technologies Inc.	Common stock				140
Progressive Corp.	Common stock				233
Qualcomm Inc.	Common stock				255
Reddit Inc. - Class A	Common stock				171
SAIA Inc.	Common stock				204
Servicenow Inc.	Common stock				221
Sherwin-Williams Co. / The	Common stock				312
Shopify Inc. - Class A	Common stock				207

PFIZER SAVINGS PLAN FOR EMPLOYEES RESIDENT IN PUERTO RICO
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
(continued)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost**	Current Value

	Stryker Corp.	Common stock				407
	Texas Instruments Inc.	Common stock				329
	Texas Roadhouse Inc.	Common stock				149
	TJX Companies Inc.	Common stock				378
	Toast Inc.	Common stock				104
	Tractor Supply Co.	Common stock				222
	Trex Co Inc.	Common stock				63
	United Rentals Inc.	Common stock				173
	Unitedhealth Group Inc.	Common stock				185
	Veeva Sys Inc. - Class A	Common stock				375
	Verisk Analytics Inc.	Common stock				338
	Vertex Pharmaceuticals Inc.	Common stock				412
	Visa Inc. - Class A Shares	Common stock				1,271
	Waters Corp.	Common stock				157
	Total common stock					30,193

*	NTGI Collective Government Short-Term
	Investment Fund	Collective trust fund				869

	ASML Holding NV - NY Reg Shs	New York registry shares				210
	Genmab A/S - SP ADR	American depositary receipt				100
	Taiwan Semiconductor - SP ADR	American depositary receipt				669
	Total other					978

	Total separate account					32,040

	Total investments					420,531

*	Notes receivable from participants	Interest Rates: 4.25% - 9.50%				1,123
		Maturity Dates: 2026- 2036
	Total					$421,654

*	Party-in-interest as defined by ERISA
**	Cost information omitted as all investments are fully participant-directed. This information is not required by ERISA or the Department of Labor to be reported for participant-directed investments.
Amounts may not add due to rounding.
See accompanying Report of Independent Registered Public Accounting Firm.